COST OF SALES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cost of sales	$ 812,000	$ 2,965,000	$ 10,077,000	$ 15,545,000
Open World Ltd. [Member]
Cost of sales	$ 104,395	$ 184,102	5,235,082	$ 1,921,861
Incremental expense			$ 4,549,500